Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary Of Financial Information About The Amounts Attributable To Non Controlling Interests (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of noncontrolling interests [Line Items]
Revenue	[1],[2]	$ 33,670	$ 32,214
Total comprehensive income	[2]	8,604	7,933
Total assets	[2]	1,412,027	1,411,043
Total liabilities	[2]	1,327,951	1,332,472
Minority partner [member]
Disclosure of noncontrolling interests [Line Items]
Revenue		4,455	4,176
Total comprehensive income		226	1,901
Total assets		93,051	102,652
Total liabilities		$ 82,223	$ 91,928

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.